Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Authorized, Issued And Outstanding Share Capital
Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	December 31	December 31	December 31
	2012 and 2013	2013	2012
Number of shares:
Ordinary shares of par value NIS 0.6 each	50,000,000	10,142,762	6,610,107

Amount in US$
Ordinary shares of par value NIS 0.6 each		1,985,280	1,384,318